Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities

18. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	2018	2017
Defined benefit pension plans and other [a]	$184	$264
Termination and long service arrangements [b]	381	368
Retirement medical benefits plans [c]	27	31
Other long-term employee benefits	5	7

Long-term employee benefit obligations	$597	$670

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2018	2017
Projected benefit obligation
Discount rate	3.1%	2.9%
Rate of compensation increase	2.5%	2.6%
Net periodic benefit cost
Discount rate	2.8%	3.1%
Rate of compensation increase	2.5%	2.5%
Expected return on plan assets	5.8%	5.8%

Information about the Company’s defined benefit pension plans is as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$687	$624
Current service cost	14	13
Interest cost	18	18
Actuarial (gains) losses and changes in actuarial assumptions	(33)	8
Benefits paid	(24)	(23)
Foreign exchange	(29)	47

End of year	633	687

Plan assets at fair value [i]
Beginning of year	443	330
Return on plan assets	(11)	33
Employer contributions	12	82
Benefits paid	(19)	(18)
Foreign exchange	(19)	16

End of year	406	443

Ending funded status	$227	$244

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$(18)	$(23)
Current liability	1	3
Liabilities held for sale [note 3] [ii]	60	—
Non-current liability	184	264

Net amount	$227	$244

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(134)	$(135)

Net periodic benefit cost
Current service cost	$14	$13
Interest cost	18	18
Return on plan assets	(25)	(20)
Actuarial losses	4	4

Net periodic benefit cost	$11	$15

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2018 and the target allocation for 2019 is as follows:

	2019	2018
Fixed income securities	55-75%	62%
Equity securities	25-45%	36%
Cash and cash equivalents	0-10%	2%

	100%	100%

Substantially all of the plan assets’ fair value has been determined using significant observable inputs [level 2] from indirect market prices on regulated financial exchanges.

[ii]	Includes $58 million of long-term employee benefit liabilities and $2 million of accrued salaries and wages which were reclassified to liabilities held for sale.

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2018	2017
Discount rate	2.8%	2.6%
Rate of compensation increase	2.9%	2.6%

Information about the Company’s termination and long service arrangements is as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$378	$327
Current service cost	22	20
Interest cost	8	7
Actuarial losses (gains) and changes in actuarial assumptions	14	(7)
Benefits paid	(14)	(11)
Acquisition	2	—
Foreign exchange	(16)	42

Ending funded status	$394	$378

Amounts recorded in the consolidated balance sheet
Current liability	$9	$10
Liabilities held for sale [note 3]	4	—
Non-current liability	381	368

Net amount	$394	$378

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(88)	$(73)

Net periodic benefit cost
Current service cost	$22	$20
Interest cost	8	7
Actuarial (gains) losses	(1)	3

Net periodic benefit cost	$29	$30

[c]	Retirement medical benefits plans

The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 no longer participate in the plan.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2018	2017
Retirement medical benefit obligations	4.0%	3.4%
Net periodic benefit cost	3.4%	3.8%
Health care cost inflation	6.8%	6.6%

Information about the Company’s retirement medical benefits plans are as follows:

	2018	2017
Projected benefit obligation
Beginning of year	$33	$31
Interest cost	1	1
Actuarial (gains) losses and changes in actuarial assumptions	(3)	2
Benefits paid	(1)	(2)
Foreign exchange	(1)	1

Ending funded status	$29	$33

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2
Non-current liability	27	31

Net amount	$29	$33

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$—	$1
Unrecognized actuarial gains	12	8

Total accumulated other comprehensive income	$12	$9

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s net income.

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2019	$13	$9	$2	$24

Expected benefit payments:
2019	$23	$9	$2	$34
2020	25	10	2	37
2021	24	11	2	37
2022	25	13	2	40
2023	26	17	2	45
Thereafter	145	111	9	265

	$268	$171	$19	$458